GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The Company records goodwill as the excess of the purchase price over the fair value of the net assets acquired in a business combination. Goodwill is tested and reviewed annually for impairment on July 1 or whenever there is a material change in events or circumstances that indicates that the fair value of the reporting unit may be less than its carrying value.

In connection with its revised segment structure, the Company performed a quantitative goodwill impairment test on its reporting units prior to the reorganization to determine if any impairment existed. The tests did not indicate any goodwill impairment. The Company then reassigned goodwill among its new reporting units using a relative fair value approach.

The changes in the carrying amount of goodwill were as follows:

(In millions)	Climate Solutions Americas	Climate Solutions Europe	Climate Solutions Asia Pacific, Middle East & Africa	Climate Solutions Transportation	Total
Balance at December 31, 2022	$4,533	$712	$1,223	$1,158	$7,626
Goodwill resulting from business combinations (1)	10	—	(9)	(4)	(3)
Reclassified to held for sale (2)	—	—	—	(72)	(72)
Foreign currency translation	—	(9)	23	(45)	(31)
Balance at December 31, 2023	$4,543	$703	$1,237	$1,037	$7,520
Goodwill resulting from business combinations (1)	526	6,861	235	33	7,655
Foreign currency translation	(10)	(529)	(92)	57	(574)
Balance as of December 31, 2024	$5,059	$7,035	$1,380	$1,127	$14,601
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.

Indefinite-lived intangible assets are tested and reviewed annually for impairment on July 1 or whenever there is a material change in events or circumstances that indicates that the fair value of the asset may be less than the carrying amount of the asset. Intangible assets with finite useful lives are amortized over their estimated useful lives.
Identifiable intangible assets consisted of the following:

	2024			2023
(In millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$5,607	$(939)	$4,668	$1,056	$(445)	$611
Patents and trademarks	885	(147)	738	255	(96)	159
Service portfolios and other	1,530	(504)	1,026	431	(256)	175
Total intangible assets (1)	$8,022	$(1,590)	$6,432	$1,742	$(797)	$945
(1) Indefinite-lived intangible assets were sold as part of the CRF Business divestiture.

Amortization of intangible assets was $843 million, $221 million and $104 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The estimated future amortization of intangible assets is as follows:

(In millions)	2025	2026	2027	2028	2029	Thereafter
Future amortization	$819	$779	$731	$660	$581	$2,862

Annual Impairment Assessment

The Company tested its goodwill and indefinite-lived intangible assets for impairment on July 1 as part of its annual assessment. For each test except one, the Company qualitatively assessed all relevant events or circumstances that could impact the estimate of fair value and determined it was more likely than not that the fair value of each reporting unit and indefinite-lived intangible assets exceeded their carrying amount. For the remaining test, the Company performed a quantitative goodwill impairment test to determine if any impairment existed. The test did not indicate any goodwill impairment.